Borrowing Arrangements - Additional Information (Detail) (USD $)	3 Months Ended			3 Months Ended								3 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jan. 30, 2013 Senior Secured Credit Facilities	Mar. 31, 2013 Term Loan Facility	Mar. 31, 2013 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2010 Revolving Credit Facility	Mar. 31, 2013 Term Loans Base Rate Loans	Mar. 31, 2013 Term Loans Base Rate Loans Minimum	Mar. 31, 2013 Term Loans Prime Rate (the Base Rate)	Mar. 31, 2013 Term Loans Prime Rate (the Base Rate) Minimum	Mar. 31, 2013 Tranche B and Series C new term loans	Dec. 31, 2012 Tranche B and Series C new term loans	May 28, 2008 Senior Subordinated Notes	Mar. 31, 2013 Senior Subordinated Notes	Dec. 31, 2012 Senior Subordinated Notes	Dec. 31, 2011 Senior Subordinated Notes	May 28, 2008 Senior Notes	Mar. 31, 2013 Senior Notes	Dec. 31, 2012 Senior Notes	Dec. 31, 2011 Senior Notes
Debt Instrument [Line Items]
Debt, face amount			$ 890,000,000	$ 790,000,000	$ 100,000,000									$ 300,000,000				$ 110,000,000
Quarterly principal payments				2,000,000
Maturity date				Jan. 30, 2020										May 28, 2018				Nov. 28, 2018
Debt, maturity year					2018
Debt, applicable margin rate								2.00%	2.00%	3.00%	1.00%
Payments to redeem debt, including redemption premium												431,000,000			328,200,000				213,300,000
Outstanding borrowings	788,025,000	928,284,000											430,474,000			300,000,000	300,000,000			197,810,000	174,055,000
Loss on extinguishment of debt	$ 63,700,000
Weighted average interest rate	4.00%	8.50%				5.50%	4.80%